UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169

13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 7, 2000

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

 				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		39

FORM 13F Information Table Value Total:	$130,132,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     2601    35851 SH       SOLE                    12326             23525
AFLAC Inc.                     COM              001055102     5398   114397 SH       SOLE                    93397             21000
ASM Lithography NYS            COM              N07059111     8648    76022 SH       SOLE                    45522             30500
Affymetrix                     COM              00826T108     2964    17465 SH       SOLE                     9750              7715
Amdocs                         COM              G02602103     1293    37470 SH       SOLE                     1070             36400
Best Software                  COM              086579109     3103   105194 SH       SOLE                    51079             54115
Biovail Corporation Int'l      COM              09067K106     5940    63364 SH       SOLE                    33979             29385
Brigham Exploration            COM              109178103       40    25930 SH       SOLE                     2430             23500
Business Objects ADR           COM              12328X107    17321   129624 SH       SOLE                    94319             35305
Deswell Inds. Inc.             COM              250639101     1639   105741 SH       SOLE                    60531             45210
Federal Nat'l Mtg.             COM              313586109      555     8885 SH       SOLE                     8885
Flir Systems                   COM              302445101     2795   172024 SH       SOLE                    76214             95810
General Electric               COM              369604103      244     1577 SH       SOLE                     1577
Home Depot                     COM              437076102      733    10664 SH       SOLE                    10664
IHOP Corp                      COM              449623107     1596    95614 SH       SOLE                    47214             48400
Intel Corp.                    COM              458140100     7841    95253 SH       SOLE                    95253
Johnson & Johnson              COM              478160104      203     2180 SH       SOLE                     2180
KV Pharmaceutical Cl A         COM              482740206     7388   336774 SH       SOLE                   220799            115975
Lehman Brothers Hldgs          COM              524908100      390     4600 SH       SOLE                                       4600
Lilly Eli                      COM              532457108      430     6460 SH       SOLE                     6460
MFC Bancorp                    COM              55271X103     2816   317244 SH       SOLE                   169274            147970
NFO Worldwide Inc.             COM              62910N108     2292   102439 SH       SOLE                    94959              7480
Nextel Communications          COM              65332V103     3643    35325 SH       SOLE                    12809             22516
Novellus Systems               COM              670008101    14540   118660 SH       SOLE                    86710             31950
Paine Webber Group             COM              695629105     1164    30000 SH       SOLE                                      30000
Papa John's Int'l              COM              698813102      548    21030 SH       SOLE                                      21030
Pfizer                         COM              717081103     2170    66901 SH       SOLE                    66901
Procter & Gamble               COM              742718109      474     4330 SH       SOLE                     4330
QUALCOMM                       COM              747525103    16765    95188 SH       SOLE                    59368             35820
Research In Motion             COM              760975102     1163    25185 SH       SOLE                      675             24510
Schering Plough                COM              806605101      501    11830 SH       SOLE                    11830
Seitel Inc.                    COM              816074306     1421   210531 SH       SOLE                   117551             92980
Sonex Research                 COM              835448101        6    13000 SH       SOLE                    13000
Staples Inc.                   COM              855030102     2218   106899 SH       SOLE                    29562             77337
Thomas Group, Inc.             COM              884402108     1007    89519 SH       SOLE                    47419             42100
Three-Five Systems             COM              88554L108     6150   150000 SH       SOLE                    89367             60633
TownPagesNet.Com               COM              892179102      511    99713 SH       SOLE                    49528             50185
Toys R Us Inc                  COM              892335100     1154    80625 SH       SOLE                    15145             65480
Warner Lambert                 COM              934488107      468     5710 SH       SOLE                     5710